Loans Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of Loans Receivables

At June 30, 2020 and December 31, 2019, the Company’s loans receivable consists of the following:

	June 30, 2020	December 31, 2019
Loans receivable, net	$128,587	$137,389
Less: current portion	(40,364)	(38,712)
Loans receivable, non-current	$88,223	$98,677

At December 31, 2019 and 2018, the Company’s loans receivable consists of the following:

	December 31,	December 31,
	2019	2018
Loans receivable, net	$137,389	$112,911
Less: current portion	(38,712)	(37,155)
Loans receivable, non-current	$98,677	$75,756